Trade and Other Receivables and Prepayments (Details) - Schedule of Reconciliation of the Expected Credit Loss Provision Recognized with Regard to Trade and Other Receivables - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Reconciliation of the Expected Credit Loss Provision Recognized With Regard to Trade and Other Receivables [Abstract]
Beginning balance	R (149,541)	R (161,683)
Allowance for expected credit losses, net	(109,422)	(87,541)
Amounts utilized	90,538	105,921
Translation adjustments	3,185	(6,238)
Ending balance	R (165,240)	R (149,541)